INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities:
Net (loss) income	$ (761,221)	$ (516,655)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	329,330	267,456
Right of use lease asset	256,796	342,255
Deferred expenses	(15,848)	0
Loss on asset disposal	76,529	0
Changes in operating assets and liabilities:
Accounts receivable	(983,591)	(1,148,814)
Accounts receivable, related parties	(3,997,509)	1,322,795
Inventories	(1,083,116)	93,457
Advances to suppliers	730,851	481,028
Advances to suppliers, related parties	1,309,255	0
Other receivables	25,830	(34,954)
Other current assets	332,199	0
Accounts payable	369,414	(2,859,995)
Accounts payable, related parties	513,928	0
Accrued expenses and other current liabilities	(174,266)	496,383
Advances from customers	(445,326)	654,081
Notes payable	78,476	0
Tax payable	(300,203)	120,585
Net cash provided by (used in) operating activities	(3,738,472)	(782,378)
Cash Flows from Investing Activities:
Acquisition of property, plant, and equipment	(9,994,813)	(1,963,158)
Acquisition of intangible assets	(6,129)	(2,526,818)
Fixed deposit	4,038,260	0
Short-term investment	(1,362,268)	0
Net cash used in investing activities	(7,324,950)	(4,489,976)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	3,562,893	4,634,229
Repayments on short-term borrowings	(3,133,015)	(1,250,146)
Proceeds from related parties	5,156,813	3,745,885
Payments to related parties	(4,297,358)	(5,251,091)
Proceeds from share issuance	7,480,734	0
Proceeds from notes payable	1,459,079	0
Proceeds from long-term bank loans	3,953,136	3,220,914
Repayments on long-term bank loans	(1,032,195)	(738,039)
Net cash provided by financing activities	13,150,087	4,361,752
Effect of exchange rate changes on cash	306,765	8,168
Net change in cash and cash equivalents	2,393,430	(902,434)
Cash and cash equivalents at the beginning of period	436,788	1,324,809
Cash and cash equivalents at the end of period	2,830,218	422,375
Cash and cash equivalents	2,492,792	177,098
Restricted cash	337,426	245,277
Cash, cash equivalents and restricted cash at end of period	2,830,218	422,375
Supplemental disclosures of cash flows information:
Cash paid for income taxes	0	0
Cash paid for interest	$ 239,501	$ 137,451